Revenue - Additional Information (Detail) - Visen Pharmaceuticals [Member] $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of operating segments [line items]
Upfront payment received non cash consideration towards license revenue	$ 40.0
Percentage of ownership in the customer company	50.00%